Derivative Instruments - Summary of Derivative Positions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
U.S. Dollar-denominated interest rate swap 1 [Member]
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap, Interest Rate Index	USD LIBOR 3M
U.S. Dollar-denominated interest rate swap, Principal Amount	$ 200,000
U.S. Dollar-denominated interest rate swap, Fair Value/Carrying Amount of Asset (Liability)	(9,505)
U.S. Dollar-denominated interest rate swap, Remaining Term (years)	2 years 9 months 18 days
U.S. Dollar-denominated interest rate swap, Fixed Interest Rate	2.61%
U.S. Dollar-denominated interest rate swap 2 [Member]
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap, Interest Rate Index	USD LIBOR 3M
U.S. Dollar-denominated interest rate swap, Principal Amount	100,000
U.S. Dollar-denominated interest rate swap, Fair Value/Carrying Amount of Asset (Liability)	$ (15,763)
U.S. Dollar-denominated interest rate swap, Remaining Term (years)	3 years 9 months 18 days
U.S. Dollar-denominated interest rate swap, Fixed Interest Rate	5.55%